Note 13. Revenue and Profit Deferrals (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue and Profit

	As of December 31,
	2014	2013
In millions
Deferred revenue and profit for renewable energy systems:
Short-term profit deferrals and deposits on renewable energy system sales	$92.3	$154.7
Long-term profit deferrals and deposits on renewable energy system sales	180.0	66.3
Long-term deferred subsidy revenue	21.7	21.1
Total renewable energy system deferred revenue	$294.0	$242.1
Non-renewable energy systems deferred revenue:
Long-term deferred revenue	$2.4	$2.6
Total deferred revenue	$296.4	$244.7